Fair Value Measurement	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement

Note 4. Fair Value Measurement

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, on its consolidated balance sheets:

	December 31, 2018	December 31, 2017
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$374	$90
Foreign exchange forward contracts designated as hedging instruments	-	263

Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(196)	(921)
Foreign exchange forward contracts designated as hedging instruments	(628)	-
	$(450)	$(568)

The Company’s foreign exchange forward contracts are classified as Level 2, as they are not actively traded and are valued using pricing models that use observable market inputs, including interest rate curves and both forward and spot prices for currencies (Level 2 inputs).

Other financial instruments consist mainly of cash and cash equivalents, current and non-current receivables, net investment in sales-type leases, bank loan, accounts payable and other current liabilities. The fair value of these financial instruments approximates their carrying values.